Balances Payable to Related Parties (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Principal Owner INR	Mar. 31, 2013 Principal Owner INR	Mar. 31, 2014 Others INR	Mar. 31, 2013 Others INR	Mar. 31, 2014 Related Party USD ($)	Mar. 31, 2014 Related Party INR	Mar. 31, 2013 Related Party INR
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	$ 10,214.1	612,845.6	522,271.9	29,348.1	9,251.6	5,541.4	4,262.4	$ 581.5	34,889.5	13,514.0
Balances in interest-bearing deposits	50,952.6	3,057,154.5	2,438,262.0	25,600.3	10,600.1	1,341.6	1,492.3	449.0	26,941.9	12,092.4
Accrued expenses and other liabilities				143.2	0	0	0	2.4	143.2	0
Total				55,091.6	19,851.7	6,883.0	5,754.7	$ 1,032.9	61,974.6	25,606.4